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United States
Securities and Exchange Commission
Washington D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Period Ended: 03,31,2012

Institutional Investment Manager Filing this Report:
Name: CTC LLC
Address: 400 S. LaSalle Street, 4th Floor
Chicago, IL 60605
Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Matthew Abraham
Title: Chief Compliance Officer
Phone: 312-863-8018

Signature, Place, and Date of Signing

_______________________________ ____________________ ____________
Signature                         City, State         Date

Report Type
[X] FORM 13F Holdings Report
[ ] FORM 13F Notice
[ ] FORM 13F Combination Report
List of other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form SH Information Table Entry Total:54
Form SH Information Table Value Total:1026052

List of Other Included Managers:
NONE


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
Name Of Issuer          Title Class CUSIP    Mrkt Value Share/Prn   Share/Prn   Put/Call Underlying      Notional   DiscretionMgrs
                                                        InvDisc     OtherMgr      Sole   Description     Value      SoleSharedNone
ABBOTT LABS             COM         002824100      3684       60123 SH          Sole                                60123
AMERICAN ELEC PWR INC   COM         025537101      3153       81742 SH          Sole                                81742
AMGEN INC               COM         031162100      1525       22437 SH          Sole                                22437
AMAZON COM INC          COM  023135 023135106       491        2426 SH          Sole                                2426
AMERICAN EXPRESS CO     COM         025816109      1222       21132 SH          Sole                                21132
BOEING CO               COM  097023 097023105       503        6769 SH          Sole                                6769
BANK OF AMERICA CORPORA COM         060505104       541       56541 SH          Sole                                56541
BRISTOL MYERS SQUIBB CO COM  110122 110122108      1034       30650 SH          Sole                                30650
CELGENE CORP            COM         151020104       215        2777 SH          Sole                                2777
COLGATE PALMOLIVE CO    COM         194162103       233        2390 SH          Sole                                2390
CONOCOPHILLIPS          COM         20825C104      1870       24608 SH          Sole                                24608
COSTCO WHSL CORP NEW    COM  22160K 22160K105     10918      120250 SH          Sole                                120250
CHEVRON CORP NEW        COM  166764 166764100      5895       54976 SH          Sole                                54976
DELL INC                COM         24702R101      2324      140044 SH          Sole                                140044
DISNEY WALT CO          COM DISNEY  254687106       524       11986 SH          Sole                                11986
EBAY INC                COM  278642 278642103       274        7439 SH          Sole                                7439
E M C CORP MASS         COM         268648102      1707       57132 SH          Sole                                57132
ISHARES INC             MSCI BRAZIL 464286400     18121      279914 SH          Sole                                279914
GILEAD SCIENCES INC     COM  375558 375558103      5102      104460 SH          Sole                                104460
SPDR GOLD TRUST         GOLD SHS    78463V107    255961     1578644 SH          Sole                                1578644
GOOGLE INC              CL A  38259 38259P508      1033        1611 SH          Sole                                1611
GOLDMAN SACHS GROUP INC COM         38141G104       306        2466 SH          Sole                                2466
HOME DEPOT INC          COM         437076102      7045      140043 SH          Sole                                140043
HONEYWELL INTL INC      COM  438516 438516106       235        3864 SH          Sole                                3864
HEWLETT PACKARD CO      COM         428236103       307       12903 SH          Sole                                12903
INTEL CORP              COM         458140100      6487      230792 SH          Sole                                230792
JOHNSON & JOHNSON       COM         478160104      1103       16734 SH          Sole                                16734
JP MORGAN CHASE & CO    COM         46625H100      1015       22078 SH          Sole                                22078
COCA COLA CO            COM  191216 191216100      1060       14332 SH          Sole                                14332
LILLY ELI & CO          COM  532457 532457108       204        5089 SH          Sole                                5089
LOCKHEED MARTIN CORP    COM  539830 539830109      1910       21261 SH          Sole                                21261
LOWES COS INC           COM  548661 548661107      1328       42344 SH          Sole                                42344
MASTERCARD INC          CL A  57636 57636Q104       222         530 SH          Sole                                530
MCDONALDS CORP          COM         580135101     10594      107992 SH          Sole                                107992
MEDTRONIC INC           COM  585055 585055106       203        5186 SH          Sole                                5186
3M CO                   COM  88579Y 88579Y101       581        6514 SH          Sole                                6514
ALTRIA GROUP INC        COM  02209S 02209S103       314       10195 SH          Sole                                10195
NEWS CORP               CL A  65248 65248E104      2551      129571 SH          Sole                                129571
ORACLE CORP             COM  68389X 68389X105       766       26296 SH          Sole                                26296
PRICELINE COM INC       COM NEW     741503403       226         315 SH          Sole                                315
PEPSICO INC             COM  713448 713448108       519        7828 SH          Sole                                7828
PFIZER INC              COM         717081103       920       40623 SH          Sole                                40623
PROCTER & GAMBLE CO     COM  742718 742718109      1127       16780 SH          Sole                                16780
PHILIP MORRIS INTL INC  COM         718172109     13257      149612 SH          Sole                                149612
QUALCOMM INC            COM         747525103       728       10705 SH          Sole                                10705
POWERSHARES QQQ TRUST   UNIT SER 1  73935A104    336384     4979783 SH          Sole                                4979783
STARBUCKS CORP          COM  855244 855244109       266        4768 SH          Sole                                4768
SCHLUMBERGER LTD        COM         806857108       464        6647 SH          Sole                                6647
SPDR TR                 UNIT SER 1  78462F103    293559     2086128 SH          Sole                                2086128
UNION PAC CORP          COM  907818 907818108       257        2393 SH          Sole                                2393
US BANCORP DEL          COM NEW  90 902973304      2833       89455 SH          Sole                                89455
UNITED STATES OIL FUND  UNITS       91232N108     21576      550001 SH          Sole                                550001
VERIZON COMMUNICATIONS  COM         92343V104       656       17185 SH          Sole                                17185
WAL MART STORES INC     COM         931142103       719       11758 SH          Sole                                11758